Derivative Financial Instruments - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013
Derivative Instruments And Hedging Activities Disclosure [Abstract]
Estimated amount of existing losses expected to be reclassified into income within the next 12 months	$ 1